Financial Instruments and Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure, Nonrecurring	$ 32,792	$ 45,272
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	45,272
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels Held for Sale [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	45,272
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	45,272
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 0	$ 0